Retirement Plan (Details Narrative) (Integrated Medicine and Chiropractic Regeneration Center PSC) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Percentage of contribution			50.00%
Contribution, amount					$ 13,379	$ 914
Maximum [Member]
Percentage of contribution			6.00%
Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
Percentage of contribution	50.00%				50.00%
Contribution, amount	$ 4,994	$ 2,397			$ 13,597	$ 11,575
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | Maximum [Member]
Percentage of contribution	6.00%				6.00%